Basis for preparation and presentation of consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2024
Basis for preparation and presentation of consolidated financial statements
Schedule of change in presentation currency impact on consolidated statement of financial position

The change in presentation currency resulted in the following impact on January 1 2023 for the opening consolidated statement of financial position:

	As of January 1, 2023
	As previously reported in R$	Presentation currency change	As recasted in US$
Consolidated statement of financial position
Current assets	1,071,291	(865,973)	205,318
Non-current assets	1,931,667	(1,561,452)	370,215
Total assets	3,002,958	(2,427,425)	575,533

Current liabilities	729,865	(589,982)	139,883
Non-current liabilities	965,120	(780,150)	184,970
Total liabilities	1,694,985	(1,370,132)	324,853

Equity
Share capital	37	(30)	7
Share premium	946,173	(771,527)	174,646
Capital reserves	203,218	(163,904)	39,314
Retained earnings reserve	221,667	(179,616)	42,051
Other comprehensive income (loss)	(63,122)	57,784	(5,338)
Total equity	1,307,973	(1,057,293)	250,680

The change in presentation currency resulted in the following impact on December 31, 2023 for the consolidated statement of financial position:

	As of December 31, 2023
	As previously reported in R$	Presentation currency change	As recasted in US$
Consolidated statement of financial position
Current assets	912,136	(723,729)	188,407
Non-current assets	1,804,755	(1,431,972)	372,783
Total assets	2,716,891	(2,155,701)	561,190

Current liabilities	455,278	(361,238)	94,040
Non-current liabilities	850,362	(674,715)	175,647
Total liabilities	1,305,640	(1,035,953)	269,687

Equity
Share capital	37	(30)	7
Share premium	980,893	(799,801)	181,092
Capital reserves	174,153	(140,208)	33,945
Retained earnings reserve	354,240	(285,826)	68,414
Other comprehensive income (loss)	(98,072)	106,117	8,045
Total equity	1,411,251	(1,119,748)	291,503

Schedule of change in presentation currency impact on consolidated statement of profit or loss

The change in presentation currency resulted in the following impact on December 31, 2022 for the consolidated statement of profit or loss:

	As of December 31, 2022
	As previously reported in R$	Presentation currency change	As recasted in US$
Gross profit	762,491	(614,686)	147,805
Operating expenses net	(488,573)	393,816	(94,757)
Operating profit before net finance costs and income tax expense	273,918	(220,870)	53,048
Net finance costs	(73,646)	59,421	(14,225)
Profit before income tax	200,272	(161,449)	38,823
Total income tax expense	(104,562)	84,446	(20,116)
Profit for the year	95,710	(77,003)	18,707
Controlling shareholders	95,710	(77,003)	18,707
Profit for the year	95,710	(77,003)	18,707
Earnings per share
Earnings per share – basic	0.72	(0.58)	0.14
Earnings per share – diluted	0.71	(0.57)	0.14

The change in presentation currency resulted in the following impact on the December 31, 2023 consolidated statement of profit or loss:

	As of December 31, 2023
	As previously reported in R$	Presentation currency change	As recasted in US$
Gross profit	745,724	(596,514)	149,210
Operating expenses net	(460,248)	368,004	(92,244)
Operating profit before net finance costs and income tax expense	285,476	(228,510)	56,966
Net finance costs	(76,181)	60,914	(15,267)
Profit before income tax	209,295	(167,596)	41,699
Total income tax expense	(76,722)	61,386	(15,336)
Profit for the year	132,573	(106,210)	26,363
Controlling shareholders	132,573	(106,210)	26,363
Profit for the year	132,573	(106,210)	26,363
Earnings per share
Earnings per share – basic	0.97	(0.78)	0.19
Earnings per share – diluted	0.95	(0.76)	0.19

Schedule of change in presentation currency impact on consolidated statement of other comprehensive income

The change in presentation currency resulted in the following impact on December 31, 2022 for the consolidated statement of other comprehensive income:

	As of December 31, 2022
	As previously reported in R$	Presentation currency change	As recasted in US$
Profit for the year	95,710	(77,003)	18,707
Items that will not be reclassified to profit or loss	-	13,187	13,187
Items that are or may be reclassified subsequently to statement of profit or loss – net of taxes	(100,372)	80,815	(19,557)
Total comprehensive income for the year	(4,662)	16,999	12,337

Total comprehensive income attributed to
Owners of the Company	(4,662)	16,999	12,337
Total comprehensive income for the year	(4,662)	16,999	12,337

The change in presentation currency resulted in the following impact on December 31, 2023 for the consolidated statement of other comprehensive income:

	As of December 31, 2023
	As previously reported in R$	Presentation currency change	As recasted in US$
Profit for the year	132,573	(106,210)	26,363
Items that will not be reclassified to statement of profit or loss	-	20,516	20,516
Items that are or may be reclassified subsequently to statement of profit or loss – net of taxes	(34,950)	27,817	(7,133)
Total comprehensive income for the year	97,623	(57,877)	39,746

Total comprehensive income attributed to
Owners of the Company	97,623	(57,877)	39,746
Total comprehensive income for the year	97,623	(57,877)	39,746

Schedule of change in presentation currency impact on consolidated statement of cash flows

The change in presentation currency resulted in the following impact on December 31, 2022 for the consolidated statement of cash flows:

	As of December 31, 2022
	As previously reported in R$	Presentation currency change	As recasted in US$
Cash generated from operating activities	36,092	(30,740)	5,352
Cash flows from investing activities	(82,560)	65,770	(16,790)
Cash flows from financing activities	100,663	(82,362)	18,301
Net increase in cash and cash equivalents	54,195	(47,332)	6,863
Cash and cash equivalents as of January 1st	135,727	(111,405)	24,322
Exchange variation effect on cash and cash equivalents	(4,195)	8,606	4,411
Cash and cash equivalents as of December 31st	185,727	(150,131)	35,596

The change in presentation currency resulted in the following impact on December 31, 2023 for the consolidated statement of cash flows:

	As of December 31, 2023
	As previously reported in R$	Presentation currency change	As recasted in US$
Cash generated from operating activities	295,242	(235,951)	59,291
Cash flows from investing activities	66,189	(52,910)	13,279
Cash flows from financing activities	(333,315)	266,041	(67,274)
Net increase in cash and cash equivalents	28,116	(22,820)	5,296
Cash and cash equivalents as of January 1st	185,727	(150,131)	35,596
Exchange variation effect on cash and cash equivalents	(2,205)	5,028	2,823
Cash and cash equivalents as of December 31st	211,638	(167,923)	43,715

Schedule of significant estimates and judgments applied
Description	Note
Expected credit losses (“ECL”): measurement of ECL allowance for accounts receivable and contract assets – key assumptions in determining the weighted-average loss rate.	3.4 and 6
Deferred tax assets: recognition of deferred tax assets – availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilized.	3.7 and 24
Impairment of non-current assets: impairment test of goodwill – key assumptions underlying recoverable amounts.	11.1
Provisions: recognition and measurement of provisions – key assumptions about the likelihood and magnitude of an outflow of resources.	18
Fair values estimate: estimating the fair value using inputs that are observable for the asset or liability – Level 2.	26.1